Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000012182 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000012182 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000012182 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000012182 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000012182 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000012182 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000012182 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000012182 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000012182 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000012182 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012182 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012182 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.36%
C000012182 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000012182 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000012182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000012182 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000012182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000012182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000012182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.31%
C000012182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.77%
C000012182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.84%
C000012182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.86%
C000012186 | Movado Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012186 | Electromed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000012186 | Optical Cable Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000012186 | RF Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000012186 | Puma Biotechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000012186 | AMC Networks, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000012186 | Xperi, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000012186 | Rimini Street, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000012186 | Sagimet Biosciences, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012186 | Fossil Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000012186 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000012186 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000012186 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000012186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000012186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.95%
C000012186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000012186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.18%
C000012186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.52%
C000012186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.11%
C000012186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.24%
C000012186 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012186 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000012186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000012187 | Entravision Communications Corp.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000012187 | FuelCell Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000012187 | Rackspace Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000012187 | AXT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000012187 | Backblaze, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012187 | Eliem Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000012187 | Babcock & Wilcox Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000012187 | Flexsteel Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012187 | Envela Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012187 | Everspin Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000012187 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000012187 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.69%
C000012187 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000012187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000012187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.82%
C000012187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000012187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000012187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000012187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000012187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012187 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	9.55%
C000012187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000012190 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000012190 | Garrett Motion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000012190 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000012190 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012190 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000012190 | Fulton Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000012190 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012190 | Kulicke & Soffa Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000012190 | NetScout Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000012190 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000012190 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000012190 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.09%
C000012190 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000012190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000012190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000012190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000012190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000012190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000012190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.12%
C000012190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.79%
C000012190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000103073 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000103073 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000103073 | Victoria's Secret & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103073 | Enova International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000103073 | Sphere Entertainment Co.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000103073 | International Seaways, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000103073 | Tutor Perini Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000103073 | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000103073 | Topgolf Callaway Brands Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000103073 | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000103073 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000103073 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000103073 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000103073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.08%
C000103073 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000103073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000103073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000103073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000103073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000103073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.38%
C000103073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000103073 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103073 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000103073 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254224 | Korea
Holdings [Line Items]
Percent of Net Long Exposure	7.24%
Percent of Net Short Exposure	4.89%
C000254224 | Other Countries
Holdings [Line Items]
Percent of Net Long Exposure	38.02%
Percent of Net Short Exposure	38.96%
C000254224 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.94%
Percent of Net Short Exposure	3.57%
C000254224 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	5.41%
Percent of Net Short Exposure	2.73%
C000254224 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	11.78%
Percent of Net Short Exposure	12.44%
C000254224 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	4.23%
Percent of Net Short Exposure	2.86%
C000254224 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	5.61%
Percent of Net Short Exposure	6.64%
C000254224 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	10.73%
Percent of Net Short Exposure	12.43%
C000254224 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	15.84%
Percent of Net Short Exposure	15.07%
C000254224 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	15.72%
Percent of Net Short Exposure	13.75%
C000254224 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	14.84%
Percent of Net Short Exposure	11.21%
C000254224 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	4.24%
C000254224 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	5.68%
Percent of Net Short Exposure	5.31%
C000254224 | Norway
Holdings [Line Items]
Percent of Net Long Exposure	3.95%
Percent of Net Short Exposure	3.24%
C000254224 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
Percent of Net Short Exposure	7.20%
C000254224 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
Percent of Net Short Exposure	6.86%
C000254224 | Australia
Holdings [Line Items]
Percent of Net Long Exposure	5.88%
Percent of Net Short Exposure	6.02%
C000254224 | United States
Holdings [Line Items]
Percent of Net Long Exposure	6.19%
Percent of Net Short Exposure	6.50%
C000254224 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.84%
Percent of Net Short Exposure	4.72%
C000254224 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	7.16%
Percent of Net Short Exposure	5.53%
C000254224 | China
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
Percent of Net Short Exposure	6.32%